14) Depreciation and amortization (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Depreciation and amortisation expense [abstract]
Amortization expenses	R$ (2,960,924)	R$ (3,128,385)	R$ (3,348,242)
Depreciation expenses	(2,960,106)	(2,737,383)	(1,460,013)
Total	R$ (5,921,030)	R$ (5,865,768)	R$ (4,808,255)